Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	Other
Period End Date		dei_DocumentPeriodEndDate	Jun. 30, 2015
Registrant Name		dei_EntityRegistrantName	Aspiriant Trust
CIK		dei_EntityCentralIndexKey	0001534881
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Jul. 24, 2015
Effective Date		dei_DocumentEffectiveDate	Jul. 24, 2015
Prospectus Date		rr_ProspectusDate	Jul. 01, 2015
Aspiriant Risk-Managed Global Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	FUND SUMMARY
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	The Aspiriant Risk-Managed Global Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation while considering federal tax implications of investment decisions.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	101.00%
Expenses Restated to Reflect Current		rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses represent fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The Fund also will invest in securities that provide exposure to equity securities (i.e., rights, warrants, futures contracts, swaps, equity options, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. Generally, the Fund will allocate its assets among various regions and invest the majority of its assets in at least three different countries in addition to the U.S. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

For a portion of its investments, the Fund may seek to reduce the volatility of its net asset value relative to the MSCI ACWI (the “MSCI Index”), protect the value of its assets against periods of severe market stress (often referred to as “tail risk”), and increase its return through systematic strategies. The use of systematic strategies refers to the use of a consistent process based on Models and Data (described below) to invest in securities that have factors expected to outperform the market (e.g., an emphasis on smaller value companies than the general market). The Fund may pursue these goals by employing an options overlay strategy, whereby it writes (sells) call options on a portion of its stock holdings in an effort to enhance returns with premiums received in connection with its option writing activities. The Fund may use this premium income to purchase index put options on equity securities and/or equity indexes that make up the MSCI Index. These options will be below the current value of the security or index to reduce the Fund’s exposure to market risk and volatility. The extent of option activity will depend on market conditions and the adviser’s assessment of options positions on the Fund’s stock holdings.

In addition, the Fund may use a portion of its assets to seek to reduce volatility relative to the MSCI Index, with respect to global securities, or to the S&P 500 Index (the “S&P 500”), with respect to domestic securities, by using a global or domestic quality strategy that focuses on lower risk and high quality equities. The global quality strategy seeks to provide diversified exposure to high quality global companies, while the domestic quality strategy seeks to provide diversified exposure to high quality U.S. companies. The quality strategy would tilt a portion of the Fund’s portfolio toward stocks that have lower volatility, lower earnings variation, lower leverage, and higher earnings yield versus the MSCI Index for the global quality strategy and the S&P 500 for the domestic quality strategy.

The Fund may also invest indirectly in a quality strategy by investing in another investment company or pooled investment vehicle (such as open-end and closed-end funds, exchange-traded funds, and private funds) that seeks to reduce volatility by investing in equity securities believed to be of high quality.

The Fund may also engage in “tail risk” hedging using financial derivatives (including options, swaps, options on swaps, both short and/or long positions) that are expected to increase in value during periods of severe market stress (“tail events”). The Fund generally seeks to hedge a portion of the Fund’s equity investments using derivatives by targeting the range of securities represented in the MSCI Index. The ability to hedge may depend on the (i) the amount of assets in the Fund, (ii) the commercially available terms of the derivative instruments, (iii) general market conditions, and (iv) estimates of the fees and expenses of the Fund, as determined by the Fund in its sole discretion. The Fund will not hedge the portion of the Fund’s assets that is invested in a quality strategy.

In addition, the Fund may invest in other derivative instruments to seek return, hedge against fluctuations in securities prices, interest rates or currency exchange rates, as a substitute for the purchase or sale of securities or currencies, or for investment purposes to increase its economic exposure to a particular security, currency or index in a cost effective manner. In particular, the Fund may create long (short) positions in currencies that either offer a higher (lower) yield or that are expected to appreciate (depreciate) relative to other currencies. Permitted derivatives include the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; put and call spreads; equity collars, equity swap agreements, and equity index swap agreements. The Fund’s use of swaps, futures contracts, forward contracts and certain other derivative instruments will have the economic effect of financial leverage. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part). The Fund’s investment in derivatives will be no more than 20% of its assets and as otherwise may be limited by applicable law.

Given the complexity of the investments and strategies of the Fund, certain of the sub-advisers rely heavily on quantitative models (both proprietary models developed by the sub-adviser and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). Models and Data are used to (i) construct sets of transactions and investments by helping to determine the expected returns of securities, (ii) provide risk management insights, and (iii) assist in hedging the Fund’s investments.

In constructing the Fund’s investment portfolio, certain sub-advisers intend to consider federal tax implications when making investment decisions with respect to individual securities to seek to provide a tax advantage. This approach is commonly referred to as a tax-managed approach and aims to limit the effect of federal income tax on investment returns by delaying and minimizing the realization of net capital gains and by maximizing the extent to which any realized net capital gains are long-term in nature. This tax-managed approach may only apply to a portion of the Fund’s portfolio.

Risk, Heading		rr_RiskHeading	Principal Risks
Risk, Narrative		rr_RiskNarrativeTextBlock

Equity Market Risk: Economic, political, and issuer-specific events will cause the value of securities and, therefore, the value of the Fund’s shares, to rise and fall. Market conditions may affect certain types of securities more than others. As a result, you may lose money on your investment in the Fund and there can be no assurance that the Fund will achieve its investment objective.

Small and Mid-Cap Company Risk: Smaller capitalization companies may be more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell such securities at a desired time or price.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of (i) economic or political actions of foreign governments and/or (ii) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk, which is the possibility that foreign currency will fluctuate in value against the U.S. dollar.

Emerging Markets Risk: Emerging markets involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Derivatives Risk: The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than solely to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Derivatives that are traded “over the counter” also present credit risk (the risk that the other party to the derivative contract will not fulfill its contractual obligations, whether because of bankruptcy or other default). The loss on derivative transactions may substantially exceed the initial investment. In addition, writing and purchasing call and put options are highly specialized activities and the successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies and, for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired. The Fund may reduce its holdings of put options resulting in an increased exposure to a market decline.

Illiquid Investments: The Fund invests primarily in publicly traded securities and does not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid except that certain derivative instruments may be illiquid and the Fund’s investment in an unregistered investment company would be treated as illiquid. In addition, liquid securities purchased by the Fund may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that the Fund will not be able to sell the investments when desired or at favorable prices. The Fund will not purchase an illiquid investment if, as a result, more than 15% of the value of the Fund’s net assets would be so invested.

Leverage Risk: Investments in futures contracts, forward contracts, swaps, and other derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as purchasing derivative instruments in an effort to increase its returns, it has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by the creation of liabilities,that exceeds the net assets of the Fund. The net asset value of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Models and Data Risk: When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by a sub-adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Tax-Managed Investment Risk: Market conditions may limit the Fund’s ability to implement its tax-managed approach. For example, market conditions may limit the Fund’s ability to generate tax losses or to generate qualified dividend income, which is generally taxed to noncorporate shareholders at favorable rates. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by legislation or regulation. Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to non-tax managed funds, there can be no assurance about the size of taxable distributions to shareholders. The performance of the Fund may deviate from that of non-tax managed funds and may not provide as high a return before or after consideration of federal income tax consequences as non-tax managed funds.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund, at times, to underperform equity funds that use other strategies.

May Lose Money		rr_RiskLoseMoney	As a result, you may lose money on your investment in the Fund and there can be no assurance that the Fund will achieve its investment objective.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund’s Advisor Shares. Updated performance information is available at www.aspiriantfunds.com or by calling the Fund at 1-877-997-9971. Performance of the Institutional Shares is not shown because it has not commenced operations. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The bar chart below will show changes in the Fund’s Advisor Shares’ performance from year-to-year.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund’s Advisor Shares.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-877-997-9971
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.aspiriantfunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Calendar Year Total Returns for Advisor Shares*
Bar Chart, Closing		rr_BarChartClosingTextBlock

* Advisor Shares year-to-date total return as of March 31, 2015 was 2.70%.

Best Quarter:	4.68 % September 30, 2013
Worst Quarter:	(2.45%) December 31, 2014

The table below shows how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return		rr_BarChartYearToDateReturn	2.70%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	4.68%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.45%)
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Market Index Changed		rr_PerformanceTableMarketIndexChanged	The Fund has changed its benchmark index from the MSCI ACWI All Cap Index to the MSCI ACWI to better match the investment strategies of its sub-advisers.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Aspiriant Risk-Managed Global Equity Fund | Advisor Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	RMEAX
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)		rr_RedemptionFeeOverRedemption	none
Management Fees	[1]	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Operating Expenses		rr_ExpensesOverAssets	1.08%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 110
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	343
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	595
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,317
2014		rr_AnnualReturn2014	1.64%
1 Year		rr_AverageAnnualReturnYear01	1.64%
Since Inception		rr_AverageAnnualReturnSinceInception	6.63%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 04, 2013
Aspiriant Risk-Managed Global Equity Fund | Institutional Shares
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	RMEIX
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	[1]	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Operating Expenses		rr_ExpensesOverAssets	1.33%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 135
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	421
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	729
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	$ 1,601
Aspiriant Risk-Managed Global Equity Fund | - Return After Taxes on Distributions | Advisor Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.57%
Since Inception		rr_AverageAnnualReturnSinceInception	6.54%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 04, 2013
Aspiriant Risk-Managed Global Equity Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Advisor Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.98%
Since Inception		rr_AverageAnnualReturnSinceInception	5.06%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 04, 2013
Aspiriant Risk-Managed Global Equity Fund | MSCI ACWI (reflects no deduction of fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.16%
Since Inception		rr_AverageAnnualReturnSinceInception	11.49%
Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 04, 2013
Aspiriant Risk-Managed Global Equity Fund | MSCI ACWI All Cap Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[3]	rr_AverageAnnualReturnYear01	3.78%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	11.72%
Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2013

[1]	Restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and represent fees and expenses that are expected to be incurred indirectly by the Fund as a result of its investment in other investment companies. Total Annual Operating Expenses in this table may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The Fund has changed its benchmark index from the MSCI ACWI All Cap Index to the MSCI ACWI to better match the investment strategies of its sub-advisers.